ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2018 and 2017 are as follows:

	Issued		Outstanding
	2018	2017	2018	2017
Series 15	3,870,500	3,870,500	3,811,700	3,830,900
Series 16	5,429,402	5,429,402	5,367,700	5,392,500
Series 17	5,000,000	5,000,000	4,956,447	4,962,947
Series 18	3,616,200	3,616,200	3,586,734	3,598,100
Series 19	4,080,000	4,080,000	4,056,000	4,058,700
	21,996,102	21,996,102	21,778,581	21,843,147

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]
Accordingly, the partnership recorded a valuation allowance as follows:

	2018	2017
Series 15	$12,394	$12,394
Series 16	246	246
Series 17	-	-
Series 18	345	24,343
Series 19	25,120	25,120
	$38,105	$62,103

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2018 and 2017 are as follows:

	2018	2017
Series 15	3,826,100	3,844,400
Series 16	5,386,300	5,401,500
Series 17	4,961,322	4,970,447
Series 18	3,595,259	3,603,425
Series 19	4,058,025	4,068,075
	21,827,006	21,887,847